Statements Of Changes In Owners' Capital (The Frontier Fund) (The Frontier Fund [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Sale of Units	$ 103,879,050	$ 172,670,747	$ 249,405,648
Redemption of Units	(327,022,629)	(119,428,204)	(92,780,418)
Change in control of ownership - Trading Companies		(11,390,610)
Contributions		10,239,857
Distributions	(7,871)
Operations attributable to non-controlling interests	(591)	1,157,873	1,342
Net increase/ (decrease) in Owners' Capital resulting from operations	(25,347,689)	89,722,140	(28,846,897)
Owners' Capital	637,946,543	886,446,273	743,474,470	615,694,795
Managing Owner [Member]
Sale of Units	1,710,000	3,390,000	1,815,000
Redemption of Units	(4,488,776)	(2,210,000)	(441,386)
Net increase/ (decrease) in Owners' Capital resulting from operations	(193,414)	882,512	(105,241)
Owners' Capital	6,538,575	9,510,765	7,448,253	6,179,880
Limited Owners [Member]
Sale of Units	102,169,050	169,280,747	247,590,648
Redemption of Units	(322,533,853)	(117,218,204)	(92,339,032)
Net increase/ (decrease) in Owners' Capital resulting from operations	(25,154,275)	88,839,628	(28,741,656)
Owners' Capital	631,407,968	876,927,046	736,024,875	609,514,915
Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies		(11,390,610)
Contributions		10,239,857
Distributions	(7,871)
Operations attributable to non-controlling interests	(591)	1,157,873	1,342
Owners' Capital		$ 8,462	$ 1,342